Income Tax (Details) - Schedule of Income Before Income Taxes and the Provision for PRC Income Taxes - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Before Income Taxes and the Provision for PRC Income Taxes [Abstract]
Income/(loss) before income taxes	¥ (45,426)	¥ 65,849	¥ 72,444
Current income tax expense	5,846	24,386	27,143
Deferred tax benefits	(6,713)	(4,274)	(12,219)
Total income taxes expenses/(credit)	¥ (867)	¥ 20,112	¥ 14,924